Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Balances and Transactions

13. RELATED PARTY BALANCES AND TRANSACTIONS

The following is a list of a director and related parties to which the Group has transactions with:

(a)	Ian Huen, the Chief Executive Officer and an Executive Director of the Group;
(b)	Darren Lui, the President and an Executive Director of the Group
(c)	Clark Cheng, an Executive Director of the Group;
(d)	AENEAS CAPITAL LIMITED, an entity controlled by Ian Huen;
(e)	Aeneas Limited, an entity controlled by Ian Huen;
(f)	Aeneas Group Limited, an entity controlled by Ian Huen;
(g)	Aeneas Management Limited, an entity controlled by Ian Huen;
(h)	Aenco Solutions Limited, an entity controlled by Ian Huen; In 2020, it is no longer the Group’s related party as it is disposed to a third party;
(i)	Aenco Limited, an entity controlled by Ian Huen;
(j)	Aeneas Technology (Hong Kong) Limited, an entity controlled by Ian Huen;
(k)	Jurchen Investment Corporation, the holding company and an entity controlled by Ian Huen;
(l)	CGY Investment Limited, an entity jointly controlled by Darren Lui;
(m)	ACC Medical Limited, an entity controlled by Clark Cheng;
(n)	Sabrina Khan, the Chief Financial Officer of the Group.

Amounts due from related parties

Amounts due from related parties consisted of the following as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Current
Aeneas Management Limited	$-	$962

Non-current
Jurchen Investment Corporation (Note c)	$-	$50,000

Amounts due to related parties

Amounts due to related parties consisted of the following as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Current
Aeneas Group Limited	$123,922	$14,247
Jurchen Investment Corporation	19,454	20,055
Ian Huen	2,110	127
Clark Cheng	401	1,114
Sabrina Khan	39	268
Aenco Solutions Limited	-	5,782
Total	$145,926	$41,593

Non-current
Aeneas Group Limited (Note a)	$1,507,285	$3,330,472
Jurchen Investment Corporation (Note a)	500,000	3,000,000
	$2,007,285	$6,330,472

Related party transactions

Related party transactions consisted of the following for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Loan from related parties (Note a)
- Aeneas Group Limited	$500,000	$3,330,472	$-
- Jurchen Investment Corporation	$500,000	$3,000,000	$-

Interest expenses (Note a)
- Aeneas Group Limited	$155,633	$14,247	$-
- Jurchen Investment Corporation	$81,530	$20,055	$-

Loan repayment and interest paid to related parties (Note a)
- Aeneas Group Limited	$2,356,080	$-	$-
- Jurchen Investment Corporation	$3,082,131	$-	$-

Consultant, secondment, management and administrative services fees (Note b)
- Aenco Limited	$746,153	$830,769	$-
- Aeneas Technology (Hong Kong) Limited	$617,794	$-	$-
- Aeneas Management Limited	$231,795	$698,152	$-
- CGY Investments Limited	$169,462	$-	$-
- ACC Medical Limited	$13,018	$-	$-
- AENEAS CAPITAL LIMITED	$-	$-	$448,718

Rental expense(Note c)
- Jurchen Investment Corporation	$96,300	$227,729	$207,841

Issuance of tokens for tokens creation, offering and consultancy services (Note d)
- Aenco Solutions Limited	$-	$300,000	$-

Tokens creation, offering and consultancy services expense (Note d)
- Aenco Solutions Limited	$-	$192,000	$-

Prepayment of tokens consultancy services (Note d)
- Aenco Solutions Limited	$-	$108,000	$-

Healthcare services income
- Aeneas Management Limited	$321	$1,923	$-

Note a: On August 13, 2019, the Group entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing the Group to access up to a total $15.0 million in line of credit debt financing. The line of credit will mature on August 12, 2022 and the interest on the outstanding principal indebtedness will be at the rate of 8% per annum. The Group may early repay, in whole or in part, the principal indebtedness and all interest accrued at any time prior to the maturity date without the prior written consent of the lender and without payment of any premium or penalty.

Note b: Aenco Limited provided certain information technology services to the Group. For the year ended December 31, 2019, Aenco Limited was entitled to receive a fixed amount of services fees of HKD 540,000 (approximately $69,231) per calendar month with the expiry date on December 31, 2019. The agreement was originally renewed under the same terms with the expiry date on December 31, 2020. The agreement was replaced by another agreement on April 1, 2020. Pursuant to the replaced agreement, Aenco Limited is entitled to receive a fixed amount of services fee of HKD 700,000 (approximately $89,744) per calendar month. On September 30, 2020, the replaced agreement was terminated as mutually agreed.

Aeneas Technology (Hong Kong) Limited provided research to the Group to assist the Group in computerized drug screening process of Smart-ACTTM platform. Aeneas Technology (Hong Kong) Limited is entitled to receive a fixed amount of research fees of HKD 963,760 (approximately $123,559) per calendar month with the expiry date on October 30, 2021. On September 30, 2020, the agreement was terminated as mutually agreed.

Aeneas Management Limited provided certain documentation and administrative services to the Group. For the year ended December 31, 2019, Aeneas Management Limited was entitled to receive a fixed amount of services fees of HKD 452,000 (approximately $57,949) per calendar month with the expiry date on December 31, 2019. The agreement was originally renewed under the same terms with the expiry date on December 31, 2020. On April 30, 2020, the agreement was terminated as mutually agreed.

CGY Investment Limited provided certain consultancy, advisory and management services to the Group on potential investment projects related to healthcare or R&D platforms. CGY Investment Limited is entitled to receive HK $104,000 (approximately $13,333) per calendar month. The agreement will be remained in effect until 1 month’s notice in writing is given by either party.

ACC Medical Limited provided certain consultancy, advisory, and management services to the Group on clinic operations and other related projects for clinics’ business development. ACC Medical Limited is entitled to receive HK $101,542 (approximately $13,018) per calendar month. The agreement will be remained in effect until 1 month’s notice in writing is given by either party.

AENEAS CAPITAL LIMITED provides certain management and administrative services to the Group. For the year ended December 31, 2018, AENEAS CAPITAL LIMITED was entitled to receive a fixed amount of administrative fees of HKD 500,000 (approximately $64,103) per calendar month. On July 31, 2018, the agreement was terminated as mutually agreed.

Note c: Jurchen Investment Corporation entered into a sub-tenancy agreement with a subsidiary of the Group for the rental arrangement of an office in Hong Kong. For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HK $130,000 (approximately USD 16,667) per calendar month. In May 2020, Jurchen Investment Corporation and the Group mutually agreed to early terminate the rental agreement and returned the office on May 31, 2020.

Note d: In July 2019, Smart Pharmaceutical Limited Partnership (“SPLP”), a wholly owned subsidiary of the Group, transferred 100,000,000 SMPT token to Aenco Solutions Limited, a related party, in exchange of the services related to token creation and offering and consulting services for five years for an amount of $300,000. On March 5, 2021, all agreements regarding the SMPT tokens, including the agreement between SPLP and Aenco Solutions Limited in exchange of the service to deal with the token creation, have been terminated.

Note e: On April 3, 2018, Aptorum Medical Limited issued 526 shares to Clark Cheng, decreasing the equity interest of the Company from 100% to 95%. On March 29, 2019, Aptorum Medical Limited issued 112 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 95% to 94%. On January 2, 2020, Aptorum Medical Limited further issued 115 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 94% to 93%.

Note f: In April 2018, the Group, AENEAS CAPITAL LIMITED, Aeneas Management Limited and Aeneas Group Limited entered into a net settlement agreement to offset the amounts due from related parties against the amounts due to related parties. Thereby, the Group is released from obligation for a total amount of $164,973, netting off receivables of total amount of $197,878 and collected remaining balance of $32,905.